Vessels in Operation (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Vessels in Operation - Schedule of Vessels in Operation (Table)

	Vessel Gross Cost, as adjusted for impairment charges	Accumulated Depreciation	Net Book Value
As of January 1, 2023	$1,886,158	$(262,851)	$1,623,307
Additions	138,802	—	138,802
Depreciation	—	(72,443)	(72,443)
Impairment loss	(25,544)	6,714	(18,830)
Disposals	(6,803)	68	(6,735)
As of December 31, 2023	$1,992,613	$(328,512)	$1,664,101

Additions	296,242	—	296,242
Depreciation	—	(75,703)	(75,703)
As of December 31, 2024	$2,288,855	$(404,215)	$1,884,640

Additions	203,314	—	203,314
Depreciation	—	(91,906)	(91,906)
Disposals	(61,111)	27,951	(33,160)
As of December 31, 2025	$2,431,058	$(468,170)	$1,962,888

Vessels in Operation - Vessels Acquisitions 2025 (Table)

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
Koi (*)	8,586	2011	$30,000	December 29, 2025
Lotus A (*)	8,586	2010	$30,000	December 12, 2025

(*)	The charters of the two ECO 8,586 TEU Vessels resulted in an intangible liability of $38,122 that was recognized and will be amortized over the remaining useful life of the charters.

In January 2025, the Company took delivery of the fourth high-reefer ECO 9,019 TEU Vessel as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
Czech (*)	9,019	2015	$68,391	January 9, 2025

(*)	The charter of the fourth high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $15,987 that was recognized and is being amortized over the remaining useful life of the charter. As of December 31, 2024, the Company had paid $6,850 advance for this vessel acquisition.

Vessels in Operation - Vessels Acquisitions 2024 (Table)

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
Sydney Express (*)	9,019	2016	$68,500	December 6, 2024
Istanbul Express (*)	9,019	2016	$68,500	December 11, 2024
Bremerhaven Express (*)	9,019	2015	$68,500	December 30, 2024

(*)	The charters of the three high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $49,295 that was recognized and will be amortized over the remaining useful life of the charters.

Vessels in Operation - Vessels Acquisitions 2023 (Table)

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
GSL Alexandra	8,544	2004	$30,000	June 2, 2023
GSL Sofia	8,544	2003	$30,000	May 22, 2023
GSL Effie	8,544	2003	$30,000	May 30, 2023
GSL Lydia	8,544	2003	$33,300	June 26, 2023